Schedule III-Supplementary Insurance Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule III-Supplementary Insurance Information
Deferred acquisition costs	$ 20,600	$ 18,637	$ 19,666
Future policy benefits and expenses	2,804,648	2,897,210	2,935,819
Unearned premiums	29,545	32,291	33,871
Claims and benefits payable	1,694,327	1,760,577	1,741,250
Premium revenues and other considerations	988,208	1,053,182	1,116,247
Net investment income	198,660	203,535	212,475
Benefits claims, losses and settlement expenses	720,636	805,582	834,149
Amortization of deferred policy acquisition costs	27,030	26,921	26,359
Other operating expenses	$ 342,322	$ 345,513	$ 427,130